Derivatives and hedging activities - Fair value - balance sheet related (Details) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value of derivative instruments
Notional amount	SFr 17,735.7	SFr 20,456.4
Positive replacement value (PRV)	146.2	115.8
Negative replacement value (NRV)	SFr 147.5	117.3
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	12 months
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 17,595.7	20,329.1
Positive replacement value (PRV)	145.2	115.2
Negative replacement value (NRV)	147.3	117.1
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	14,690.6	17,133.0
Positive replacement value (PRV)	74.9	68.3
Negative replacement value (NRV)	71.6	65.9
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	5,221.5	6,226.5
Positive replacement value (PRV)	2.7	0.9
Negative replacement value (NRV)	2.8	0.9
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	8,087.8	9,183.5
Positive replacement value (PRV)	53.5	50.8
Negative replacement value (NRV)	50.2	48.4
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	968.6	1,355.4
Positive replacement value (PRV)	18.2	16.3
Negative replacement value (NRV)	18.0	16.4
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	296.6	264.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	116.1	103.4
Positive replacement value (PRV)	0.5	0.3
Negative replacement value (NRV)	0.6	0.2
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	1,520.3	1,743.0
Positive replacement value (PRV)	24.4	21.9
Negative replacement value (NRV)	28.9	26.3
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	928.4	1,073.5
Positive replacement value (PRV)	10.1	8.0
Negative replacement value (NRV)	11.8	9.1
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	345.8	389.5
Positive replacement value (PRV)	10.9	10.9
Negative replacement value (NRV)	13.4	13.7
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	236.3	270.8
Positive replacement value (PRV)	3.4	3.0
Negative replacement value (NRV)	3.7	3.5
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	8.8	9.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.0	0.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	467.8	538.1
Positive replacement value (PRV)	4.9	6.2
Negative replacement value (NRV)	6.0	7.2
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	864.4	858.2
Positive replacement value (PRV)	39.2	17.4
Negative replacement value (NRV)	39.8	17.0
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	1.0	1.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.3	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	167.6	175.2
Positive replacement value (PRV)	4.3	4.3
Negative replacement value (NRV)	8.8	4.6
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	218.3	213.6
Positive replacement value (PRV)	14.9	7.7
Negative replacement value (NRV)	10.0	7.3
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	23.5	41.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	454.0	427.2
Positive replacement value (PRV)	20.0	5.4
Negative replacement value (NRV)	20.7	5.1
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	52.6	56.8
Positive replacement value (PRV)	1.8	1.4
Negative replacement value (NRV)	1.0	0.7
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	12.2	13.2
Positive replacement value (PRV)	0.3	0.2
Negative replacement value (NRV)	0.2	0.1
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	9.8	11.6
Positive replacement value (PRV)	1.1	1.0
Negative replacement value (NRV)	0.5	0.5
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	14.8	15.5
Positive replacement value (PRV)	0.3	0.2
Negative replacement value (NRV)	0.2	0.1
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	4.2	14.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	11.6	1.7
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.1	0.0
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	140.0	127.3
Positive replacement value (PRV)	1.0	0.6
Negative replacement value (NRV)	0.2	0.2
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	126.1	113.2
Positive replacement value (PRV)	0.9	0.5
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	126.1	113.2
Positive replacement value (PRV)	0.9	0.5
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	13.9	14.1
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	13.9	14.1
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank
Fair value of derivative instruments
Notional amount	17,736.6	20,457.4
Positive replacement value (PRV)	146.2	115.8
Negative replacement value (NRV)	SFr 147.6	117.3
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	12 months
Bank | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 17,596.6	20,330.1
Positive replacement value (PRV)	145.2	115.2
Negative replacement value (NRV)	147.4	117.1
Bank | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	14,691.5	17,134.0
Positive replacement value (PRV)	74.9	68.3
Negative replacement value (NRV)	71.7	65.9
Bank | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	5,221.5	6,226.5
Positive replacement value (PRV)	2.7	0.9
Negative replacement value (NRV)	2.8	0.9
Bank | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	8,088.7	9,184.5
Positive replacement value (PRV)	53.5	50.8
Negative replacement value (NRV)	50.3	48.4
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	968.6	1,355.4
Positive replacement value (PRV)	18.2	16.3
Negative replacement value (NRV)	18.0	16.4
Bank | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	296.6	264.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	116.1	103.4
Positive replacement value (PRV)	0.5	0.3
Negative replacement value (NRV)	0.6	0.2
Bank | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	1,520.3	1,743.0
Positive replacement value (PRV)	24.4	21.9
Negative replacement value (NRV)	28.9	26.3
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	928.4	1,073.5
Positive replacement value (PRV)	10.1	8.0
Negative replacement value (NRV)	11.8	9.1
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	345.8	389.5
Positive replacement value (PRV)	10.9	10.9
Negative replacement value (NRV)	13.4	13.7
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	236.3	270.8
Positive replacement value (PRV)	3.4	3.0
Negative replacement value (NRV)	3.7	3.5
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	8.8	9.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.0	0.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	467.8	538.1
Positive replacement value (PRV)	4.9	6.2
Negative replacement value (NRV)	6.0	7.2
Bank | Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	864.4	858.2
Positive replacement value (PRV)	39.2	17.4
Negative replacement value (NRV)	39.8	17.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	1.0	1.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.3	0.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	167.6	175.2
Positive replacement value (PRV)	4.3	4.3
Negative replacement value (NRV)	8.8	4.6
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	218.3	213.6
Positive replacement value (PRV)	14.9	7.7
Negative replacement value (NRV)	10.0	7.3
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	23.5	41.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	454.0	427.2
Positive replacement value (PRV)	20.0	5.4
Negative replacement value (NRV)	20.7	5.1
Bank | Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	52.6	56.8
Positive replacement value (PRV)	1.8	1.4
Negative replacement value (NRV)	1.0	0.7
Bank | Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	12.2	13.2
Positive replacement value (PRV)	0.3	0.2
Negative replacement value (NRV)	0.2	0.1
Bank | Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	9.8	11.6
Positive replacement value (PRV)	1.1	1.0
Negative replacement value (NRV)	0.5	0.5
Bank | Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	14.8	15.5
Positive replacement value (PRV)	0.3	0.2
Negative replacement value (NRV)	0.2	0.1
Bank | Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	4.2	14.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	11.6	1.7
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.1	0.0
Bank | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	140.0	127.3
Positive replacement value (PRV)	1.0	0.6
Negative replacement value (NRV)	0.2	0.2
Bank | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	126.1	113.2
Positive replacement value (PRV)	0.9	0.5
Negative replacement value (NRV)	0.1	0.1
Bank | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	126.1	113.2
Positive replacement value (PRV)	0.9	0.5
Negative replacement value (NRV)	0.1	0.1
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	13.9	14.1
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	13.9	14.1
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	SFr 0.0	SFr 0.0